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MainStay Equity Allocation Fund (Prospectus Summary) | MainStay Equity Allocation Fund
MainStay Equity Allocation Fund (formerly MainStay Growth Allocation Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 62 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay Equity Allocation Fund (Prospectus Summary) - MainStay Equity Allocation Fund	Class A		Investor Class		Class B [1]	Class C	Class I	Class R3	Class R6	SIMPLE Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.00%		2.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay Equity Allocation Fund (Prospectus Summary) - MainStay Equity Allocation Fund		Class A	Investor Class	Class B [1]	Class C	Class I	Class R3	Class R6	SIMPLE Class
Management Fees (as an annual percentage of the Fund's average daily net assets)		none	none	none	none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	0.50%	none	0.50%
Other Expenses		0.16%	0.47%	0.47%	0.47%	0.16%	0.26%	0.09%	0.47%
Acquired (Underlying) Fund Fees and Expenses		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses		1.13%	1.44%	2.19%	2.19%	0.88%	1.48%	0.81%	1.69%
Waivers / Reimbursements	[2]	none	(0.17%)	(0.17%)	(0.17%)	none	none	none	(0.17%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.13%	1.27%	2.02%	2.02%	0.88%	1.48%	0.81%	1.52%
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of its average daily net assets: Class A, 0.50%; Investor Class, 0.55%; Class B, 1.30%; Class C, 1.30%; Class I, 0.25%; Class R2, 0.60%; Class R3, 0.85%; and SIMPLE Class, 0.80%. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 shares do not exceed those of Class I. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming redemption at end of period
Expense Example - MainStay Equity Allocation Fund (Prospectus Summary) - MainStay Equity Allocation Fund - USD ($)	Class A	Investor Class	Class B	Class C	Class I	Class R3	Class R6	SIMPLE Class
1 Year	$ 412	$ 376	$ 705	$ 305	$ 90	$ 151	$ 83	$ 155
3 Years	648	678	969	669	281	468	259	516
5 Years	904	1,001	1,359	1,159	488	808	450	902
10 Years	$ 1,633	$ 1,917	$ 2,320	$ 2,320	$ 1,084	$ 1,768	$ 1,002	$ 1,984

Assuming no redemption
Expense Example, No Redemption - MainStay Equity Allocation Fund (Prospectus Summary) - MainStay Equity Allocation Fund - USD ($)	Class B	Class C
1 Year	$ 205	$ 205
3 Years	669	669
5 Years	1,159	1,159
10 Years	$ 2,320	$ 2,320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of two broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500®Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Equity Allocation Composite Index as an additional benchmark. The Equity Allocation Composite Index consists of the S&P 500®Index and the MSCI EAFE®Index weighted 75% and 25%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance.Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Annual Returns, Class I Shares (by calendar year 2011-2020)

Best Quarter
Q2/2020	20.50%
Worst Quarter
Q1/2020	-22.40%

Average Annual Total Returns (for the periods ended December 31, 2020)
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Average Annual Total Returns - MainStay Equity Allocation Fund (Prospectus Summary) - MainStay Equity Allocation Fund	Label	1 Year	10 Years	Since Inception	Inception Date
S&P 500® Index	S&P 500	18.40%	13.88%	15.22%
MSCI EAFE® Index	MSCI EAFE	7.82%	5.51%	7.45%
Equity Allocation Composite Index	Equity Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)	15.74%	11.91%	13.28%
Class A		11.86%	8.59%	8.76%	Apr. 04, 2005
Investor Class		11.71%	8.43%	8.60%	Feb. 28, 2008
Class B		9.37%	8.25%	8.76%	Apr. 04, 2005
Class C		13.35%	8.24%	9.02%	Apr. 04, 2005
Class I		15.69%	9.51%	10.29%
Class I | After Taxes on Distributions		14.40%	8.35%	8.67%
Class I | After Taxes on Distributions and Sales		10.24%	7.57%	7.88%
Class R3		15.01%		11.88%	Feb. 29, 2016